Cover	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	TEMPEST THERAPEUTICS, INC.
Document Period End Date	Dec. 20, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35890
Entity Tax Identification Number	45-1472564
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	798-8589
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001544227
Amendment Flag	false